Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Registrant Name	FPA CAPITAL FUND INC
Entity Central Index Key	0000099188
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Jul. 31, 2019
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Prospectus:
Trading Symbol	fpptx